UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 33.5%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
General Motors Co., Senior Notes	6.250%	10/2/43	970,000		$1,207,916

Household Durables - 0.1%
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	260,000		272,350

Internet & Catalog Retail - 0.5%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	1,900,000		2,090,967

Media - 0.8%
Comcast Corp., Notes	6.450%	3/15/37	70,000		98,358
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		905,705
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		1,013,550
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	160,000		179,200
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	10,000		10,038	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000		542,700	(a)
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	720,000		767,861

Total Media					3,517,412

Textiles, Apparel & Luxury Goods - 0.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	280,000		265,650	(a)

TOTAL CONSUMER DISCRETIONARY					7,354,295

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	2,070,000		2,557,313	(a)

Food & Staples Retailing - 0.3%
CVS Health Corp., Senior Notes	5.750%	5/15/41	340,000		453,661
Kroger Co., Senior Notes	5.150%	8/1/43	700,000		843,445

Total Food & Staples Retailing					1,297,106

Food Products - 0.5%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	157,575	(b)
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	970,000		972,425	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	460,000		499,224
Mondelez International Inc., Senior Notes	6.500%	2/9/40	134,000		183,612

Total Food Products					1,812,836

Tobacco - 0.5%
Altria Group Inc., Senior Notes	10.200%	2/6/39	710,000		1,275,435
Reynolds American Inc., Senior Notes	3.250%	11/1/22	350,000		351,550
Reynolds American Inc., Senior Notes	6.150%	9/15/43	400,000		493,967

Total Tobacco					2,120,952

TOTAL CONSUMER STAPLES					7,788,207

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
California Resources Corp., Senior Notes	5.500%	9/15/21	760,000		638,400	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	2,600,000		2,115,750	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000		85,700
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	140,000		138,075
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	490,000		507,150
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,420,000		1,334,587
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,330,000		2,469,800
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,192,000		1,144,320
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	880,000		884,400
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	520,000		431,818
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,780,000		1,388,400
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	2,020,000		1,742,230
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	990,000		1,102,761

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	290,000		$229,100	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	400,000		435,481	(a)

TOTAL ENERGY					14,647,972

FINANCIALS - 19.3%
Banks - 17.2%
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.080%	1/16/16	11,000,000	CNY	1,733,323	(b)
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.280%	1/16/17	4,500,000	CNY	715,960	(b)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	3/11/15	1,000,000		787,500	(c)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,955,430	(b)(c)(d)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		1,960,000	(b)(c)(d)
Bank of America Corp., Junior Subordinated	6.250%	9/5/24	4,510,000		4,611,971	(c)(d)
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	940,000		984,356	(c)(d)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	3,900,000		3,724,500	(c)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	890,000		1,054,574
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	370,000		384,186
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	530,000		550,347
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		673,671	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,175,000		1,235,219
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,580,000		1,662,950
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	3,230,000		3,065,270	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000		1,730,212	(c)(d)
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,660,000		1,886,334
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	3.950%	11/9/22	1,470,000		1,538,042
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	1,590,000		2,010,111
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	800,000		820,408	(c)(d)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	1,490,000		1,780,897
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000		205,994	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,100,000		2,026,500	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.125%	4/30/24	820,000		836,143	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,240,000		2,232,810
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	750,000		789,307
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	520,000		531,700	(d)
Novo Banco SA, Senior Notes	5.875%	11/9/15	200,000	EUR	230,439	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,544,545
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,208,708
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		448,156
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,620,000		8,050,263
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	1,180,000		1,082,650	(a)(c)(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	2,720,000		3,078,455	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/26/15	9,960,000		9,770,063	(c)(d)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	290,000		297,975	(c)(d)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	940,000		982,300	(c)(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,870,000		1,929,674
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	920,000		973,924
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000		574,062

Total Banks					71,658,929

Capital Markets - 0.8%
Credit Suisse NY, Senior Notes	2.300%	5/28/19	500,000		507,904

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/26/15	900,000		$702,000	(c)(d)
Goldman Sachs Capital III, Preferred Securities	4.000%	3/26/15	520,000		403,000	(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,400,000		1,838,387

Total Capital Markets					3,451,291

Consumer Finance - 0.3%
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000		1,085,386

Diversified Financial Services - 0.3%
ILFC E-Capital Trust I, Junior Subordinated Notes	4.370%	12/21/65	740,000		689,125	(a)(c)
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000		48,087	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000		613,498	(a)

Total Diversified Financial Services					1,350,710

Insurance - 0.7%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,320,000		2,791,990	(a)

TOTAL FINANCIALS					80,338,306

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	4.625%	3/15/45	610,000		703,353	(a)

Health Care Providers & Services - 0.6%
DJO Finance LLC/DJO Finance Corp., Senior Notes	7.750%	4/15/18	720,000		702,000
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	1,420,000		1,391,600
HCA Inc., Senior Secured Notes	4.250%	10/15/19	570,000		586,388

Total Health Care Providers & Services					2,679,988

Pharmaceuticals - 0.2%
Pfizer Inc., Senior Notes	4.400%	5/15/44	820,000		950,247

TOTAL HEALTH CARE					4,333,588

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	950,000		893,000	(a)(e)

IT Services - 0.1%
First Data Corp., Senior Secured Notes	7.375%	6/15/19	260,000		272,675	(a)

TOTAL INFORMATION TECHNOLOGY					1,165,675

MATERIALS - 0.2%
Metals & Mining - 0.2%
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	580,000		606,100	(a)(e)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	320,000		335,200	(a)(e)

TOTAL MATERIALS					941,300

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.2%
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000		498,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	240,000		249,600	(a)
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000		785,864
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	740,000		1,030,432
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	8,963,000		12,107,579
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	2,588,000		2,851,981	(a)

Total Diversified Telecommunication Services					17,523,456

Wireless Telecommunication Services - 0.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000		200,000	(a)
America Movil SAB de CV, Senior Notes	3.500%	2/8/15	4,000,000	CNY	640,906

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000		$81,800
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000		622,350	(a)

Total Wireless Telecommunication Services					1,545,056

TOTAL TELECOMMUNICATION SERVICES					19,068,512

UTILITIES - 0.9%
Electric Utilities - 0.9%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	980,000		1,228,190	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,950,000		2,554,541

TOTAL UTILITIES					3,782,731

TOTAL CORPORATE BONDS & NOTES (Cost - $135,174,792)					139,420,586

ASSET-BACKED SECURITIES - 0.6%
Aegis Asset Backed Securities Trust, 2003-3 M2	2.643%	1/25/34	911,371		851,097	(c)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.438%	8/25/36	760,000		613,564	(c)
EMC Mortgage Loan Trust, 2005-A M1	0.818%	5/25/43	390,000		339,495	(a)(c)
Magnus Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	800,000	EUR	913,040	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,796,111)					2,717,196

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5%
American Home Mortgage Assets, 2006-6 A1A	0.358%	12/25/46	903,003		641,132	(c)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.932%	5/25/35	1,260,676		153,734	(c)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.638%	4/10/49	1,060,000		1,067,780	(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.646%	12/15/19	1,000,000		997,100	(a)(c)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.157%	6/11/50	250,000		248,369	(c)
BLCP Hotel Trust, 2014-CLMZ M	5.895%	8/15/29	1,000,000		988,356	(a)(c)
Carefree Portfolio Trust, 2014-CMZA MZA	6.144%	11/15/19	1,000,000		1,001,845	(a)(c)
Carefree Portfolio Trust, 2014-CMZB MZB	7.889%	11/15/29	1,000,000		998,764	(a)(c)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.432%	5/25/37	5,540,668		856,925	(c)
COBALT CMBS Commercial Mortgage Trust, 2007-C3 AJ	5.769%	5/15/46	500,000		518,104	(c)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	392,000		398,504
Connecticut Avenue Securities, 2013-C01 M2	5.418%	10/25/23	1,140,000		1,240,413	(c)
Connecticut Avenue Securities, 2014-C01 M2	4.568%	1/25/24	400,000		413,624	(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.168%	7/25/24	1,360,000		1,218,979	(c)
Countrywide Alternative Loan Trust, 2005-J04 M2	0.808%	7/25/35	500,000		448,039	(c)
Countrywide Alternative Loan Trust, 2006-OA21 A1	0.358%	3/20/47	1,345,272		1,059,638	(c)
Countrywide Alternative Loan Trust, 2007-14T2 A3	38.891%	7/25/37	1,130,846		2,433,083	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	1,600,000		1,599,046	(c)
Credit Suisse Commercial Mortgage Trust, 2007-C3 AJ	5.698%	6/15/39	450,000		420,148	(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.352%	6/27/46	1,159,960		1,099,062	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.413%	1/27/36	685,301		693,867	(a)(c)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.758%	5/25/18	12,316,154		1,058,524	(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	360,000		369,557
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.348%	7/25/47	628,239		418,368	(c)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	2.849%	6/25/36	473,695		327,372	(c)
JPMorgan Alternative Loan Trust, 2007-S1 A1	0.448%	4/25/47	748,015		663,813	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.875%	4/15/45	540,000	$538,966	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,230,000	1,051,650
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	236,679	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	751,000	755,295	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	3.767%	6/15/29	450,000	449,999	(a)(c)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.255%	9/15/45	270,000	263,209	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	975,000	955,526	(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	260,000	251,410	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,070,000	987,402
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	271,000	281,931	(c)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	352,342	332,876
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.382%	2/25/36	3,105,472	595,698	(c)
Sequoia Mortgage Trust, 2004-3 M1	0.918%	5/20/34	281,268	255,161	(c)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.918%	10/25/24	650,000	653,733	(c)
Structured ARM Loan Trust, 2005-14 A1	0.478%	7/25/35	528,204	390,964	(c)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.378%	8/25/36	912,802	710,044	(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.889%	5/10/63	310,000	207,675	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.889%	5/10/63	550,000	196,752	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	240,000	244,061	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4 CB9	0.568%	6/25/35	284,812	216,072	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR8 X, IO	1.572%	7/25/45	23,936	1,525
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR02 A1A	1.054%	4/25/46	433,037	340,337	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,504,455)				31,251,111

MUNICIPAL BONDS - 0.8%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	770,000	897,597

California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	380,000	423,308

Illinois - 0.4%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	340,000	374,252

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Illinois - (continued)
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,080,000		$1,268,611

Total Illinois					1,642,863

Michigan - 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		525,294

TOTAL MUNICIPAL BONDS (Cost - $3,352,580)					3,489,062

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.6%
Brazil - 1.7%
Federative Republic of Brazil, Notes	6.000%	8/15/50	18,296,803	BRL	6,933,974

France - 0.9%
Republic of France, Bonds	1.800%	7/25/40	2,276,580	EUR	3,791,144

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $11,302,504)					10,725,118

SOVEREIGN BONDS - 27.3%
Brazil - 3.8%
Federative Republic of Brazil, Notes	10.000%	1/1/17	42,265,000	BRL	15,131,886
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	680,000		678,300

Total Brazil					15,810,186

Colombia - 1.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	4,296,000		4,961,880

Hungary - 0.5%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,636,000		1,896,991

Italy - 5.4%
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	8,935,000	EUR	14,540,442	(b)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	4.750%	9/1/44	4,920,000	EUR	7,942,053	(b)

Total Italy					22,482,495

Korea - 0.9%
Republic of Korea, Senior Bonds	3.500%	3/10/24	3,736,140,000	KRW	3,775,766

Mexico - 8.3%
United Mexican States, Bonds	6.500%	6/9/22	371,915,300	MXN	26,962,823
United Mexican States, Bonds	7.750%	11/13/42	54,674,400	MXN	4,557,324
United Mexican States, Senior Notes	3.600%	1/30/25	1,130,000		1,161,075
United Mexican States, Senior Notes	4.600%	1/23/46	1,970,000		2,102,975

Total Mexico					34,784,197

Poland - 1.1%
Republic of Poland, Bonds	4.000%	10/25/23	14,000,000	PLN	4,410,449

Russia - 2.3%
Russian Federal Bond, Bonds	8.150%	2/3/27	845,360,000	RUB	8,704,940
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	600,000		505,800	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	200,000		168,600	(b)

Total Russia					9,379,340

South Africa - 2.0%
Republic of South Africa, Bonds	7.750%	2/28/23	33,890,000	ZAR	3,067,416
Republic of South Africa, Bonds	10.500%	12/21/26	10,940,000	ZAR	1,194,503

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
South Africa - (continued)
Republic of South Africa, Senior Notes	5.875%	9/16/25	3,650,000	$4,234,000

Total South Africa				8,495,919

Turkey - 1.5%
Republic of Turkey, Notes	4.875%	4/16/43	1,780,000	1,862,147
Republic of Turkey, Senior Bonds	5.750%	3/22/24	3,763,000	4,308,635

Total Turkey				6,170,782

Ukraine - 0.3%
Republic of Ukraine, Senior Bonds	6.580%	11/21/16	200,000	107,800	(a)
Republic of Ukraine, Senior Notes	6.250%	6/17/16	1,360,000	736,440	(a)
Republic of Ukraine, Senior Notes	6.250%	6/17/16	940,000	509,010	(b)

Total Ukraine				1,353,250

TOTAL SOVEREIGN BONDS (Cost - $126,893,533)				113,521,255

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.4%
U.S. Government Agencies - 2.2%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	10,000,000	9,192,830

U.S. Government Obligations - 11.2%
U.S. Treasury Bonds	3.125%	8/15/44	21,420,000	25,419,521
U.S. Treasury Notes	1.250%	1/31/20	9,880,000	9,908,563
U.S. Treasury Notes	2.375%	8/15/24	9,402,500	9,987,223
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/44	2,281,000	1,158,828

Total U.S. Government Obligations				46,474,135

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $50,530,995)				55,666,965

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,346,080	1,418,221
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	845,368	856,728

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,174,369)				2,274,949

			SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
State Street Corp. (Cost - $58,400)	5.900%		2,336	61,741	(c)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
Euro Bund Futures, Call @ $165.00		2/20/15	391	4,418
Euro Bund Futures, Put @ $158.00		2/20/15	40	10,396
Eurodollar Mid Curve 2-Year Futures, Call @ $98.25		3/13/15	110	90,750
Japanese Yen Futures, Put @ $84.00		2/6/15	20	5,000
U.S. Dollar/Mexican Peso, Put @ $13.28		2/18/15	7,860,000	9
U.S. Dollar/Mexican Peso, Put @ $13.76		3/2/15	18,840,000	1,372
U.S. Dollar/Mexican Peso, Put @ $14.15		3/19/15	8,230,000	9,718
U.S. Dollar/Mexican Peso, Put @ $14.36		3/12/15	1,940,000	3,852
U.S. Treasury 5-Year Notes, Put @ $111.00		2/20/15	912	7,125
U.S. Treasury 5-Year Notes, Put @ $111.25		2/20/15	417	3,258
U.S. Treasury 5-Year Notes, Put @ $111.50		2/20/15	124	969
U.S. Treasury 5-Year Notes, Put @ $113.25		2/20/15	86	672
U.S. Treasury 5-Year Notes, Put @ $115.00		2/20/15	240	1,875
U.S. Treasury 10-Year Notes, Call @ $138.50		2/20/15	394	6,156
U.S. Treasury 10-Year Notes, Call @ $139.00		2/20/15	341	5,328

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes, Call @ $141.00	2/20/15	85	$1,328
U.S. Treasury 10-Year Notes, Call @ $142.50	2/20/15	575	8,984
U.S. Treasury 10-Year Notes, Call @ $148.00	2/20/15	1,872	29,250
U.S. Treasury 10-Year Notes, Put @ $129.50	2/20/15	196	52,063
U.S. Treasury 30-Year Bonds, Call @ $167.00	2/20/15	1	16
U.S. Treasury 30-Year Bonds, Call @ $169.00	2/20/15	1,176	18,375
U.S. Treasury 30-Year Bonds, Call @ $170.00	2/20/15	246	3,844
U.S. Treasury 30-Year Bonds, Call @ $171.00	2/20/15	225	3,516
U.S. Treasury 30-Year Bonds, Call @ $173.00	2/20/15	199	3,109
U.S. Treasury 30-Year Bonds, Call @ $174.00	2/20/15	193	3,016
U.S. Treasury 30-Year Bonds, Put @ $150.00	2/20/15	79	67,891

TOTAL PURCHASED OPTIONS (Cost - $701,461)			342,290

TOTAL INVESTMENTS - 86.3% (Cost - $364,489,200#)			359,470,273
Other Assets in Excess of Liabilities - 13.7%			57,012,325

TOTAL NET ASSETS - 100.0%			$416,482,598

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GO	— General Obligation
IO	— Interest Only
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Australian Dollar Futures, Call	2/6/15	$83.00	16	$160
Australian Dollar Futures, Call	2/6/15	82.00	16	400
Euro Currency Futures, Call	2/6/15	1,250.00	16	100
Euro Currency Futures, Call	3/6/15	1,200.00	16	1,800
Euro Currency Futures, Call	3/6/15	1,170.00	37	17,575
Euro Currency Futures, Call	3/6/15	1,140.00	32	50,400
Euro Currency Futures, Call	3/6/15	1,150.00	104	114,400
Euro Currency Futures, Put	2/6/15	1,170.00	57	289,988
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.50	158	17,775
Japanese Yen Futures, Call	2/6/15	85.00	16	13,600
Japanese Yen Futures, Put	2/6/15	82.50	24	1,050
Japanese Yen Futures, Put	2/6/15	82.00	130	3,250
Japanese Yen Futures, Put	2/6/15	83.00	59	4,425
Japanese Yen Futures, Put	3/6/15	83.00	32	16,800
Swiss Franc Futures, Put	3/6/15	115.00	12	94,350

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SCHEDULE OF WRITTEN OPTIONS - (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes, Put	2/20/15	$119.00	117	$2,742
U.S. Treasury 5-Year Notes, Put	2/20/15	120.00	118	9,219
U.S. Treasury 5-Year Notes, Put	2/20/15	120.50	234	36,562
U.S. Treasury 10-Year Notes, Call	2/20/15	132.00	47	16,891
U.S. Treasury 10-Year Notes, Call	2/20/15	125.50	5	26,953
U.S. Treasury 10-Year Notes, Call	2/20/15	131.00	78	56,063
U.S. Treasury 10-Year Notes, Call	2/20/15	130.00	218	279,313
U.S. Treasury 10-Year Notes, Call	2/20/15	128.00	106	311,375
U.S. Treasury 10-Year Notes, Call	2/20/15	127.50	91	311,391
U.S. Treasury 10-Year Notes, Call	2/20/15	127.00	114	445,313
U.S. Treasury 10-Year Notes, Call	2/20/15	129.00	277	566,984
U.S. Treasury 10-Year Notes, Put	2/20/15	121.50	5	78
U.S. Treasury 10-Year Notes, Put	2/20/15	123.00	30	469
U.S. Treasury 10-Year Notes, Put	2/20/15	126.50	82	1,281
U.S. Treasury 10-Year Notes, Put	2/20/15	124.50	148	2,312
U.S. Treasury 10-Year Notes, Put	2/20/15	127.00	78	2,437
U.S. Treasury 10-Year Notes, Put	2/20/15	125.00	177	2,766
U.S. Treasury 10-Year Notes, Put	2/20/15	127.50	78	3,656
U.S. Treasury 10-Year Notes, Put	2/20/15	129.00	40	6,875
U.S. Treasury 10-Year Notes, Put	2/20/15	128.00	115	7,187
U.S. Treasury 10-Year Notes, Put	2/20/15	130.50	59	37,605
U.S. Treasury 10-Year Notes, Put	2/20/15	130.00	275	111,719
U.S. Treasury 10-Year Notes, Put	3/27/15	127.00	40	8,750
U.S. Treasury 10-Year Notes, Put	3/27/15	128.50	89	42,820
U.S. Treasury 30-Year Bonds, Call	2/20/15	155.00	39	13,406
U.S. Treasury 30-Year Bonds, Call	2/20/15	152.00	60	66,563
U.S. Treasury 30-Year Bonds, Call	2/20/15	149.00	59	166,859
U.S. Treasury 30-Year Bonds, Call	2/20/15	150.00	176	376,750
U.S. Treasury 30-Year Bonds, Call	2/20/15	145.00	76	482,125
U.S. Treasury 30-Year Bonds, Put	2/20/15	138.00	37	578
U.S. Treasury 30-Year Bonds, Put	2/20/15	145.00	20	1,250
U.S. Treasury 30-Year Bonds, Put	2/20/15	146.00	21	2,297
U.S. Treasury 30-Year Bonds, Put	2/20/15	143.00	75	2,344
U.S. Treasury 30-Year Bonds, Put	2/20/15	144.00	118	5,531
U.S. Treasury 30-Year Bonds, Put	2/20/15	149.00	40	19,245
U.S. Treasury 30-Year Bonds, Put	2/20/15	151.00	20	23,060
U.S. Treasury 30-Year Bonds, Put	2/20/15	147.00	275	55,859
U.S. Treasury 30-Year Bonds, Put	2/20/15	148.00	256	88,000

TOTAL WRITTEN OPTIONS (Premiums received - $2,833,586)				$4,220,701

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$139,420,586	—	$139,420,586
Asset-backed securities	—	2,717,196	—	2,717,196
Collateralized mortgage obligations	—	31,251,111	—	31,251,111
Municipal bonds	—	3,489,062	—	3,489,062
Non-U.S. treasury inflation protected securities	—	10,725,118	—	10,725,118
Sovereign bonds	—	113,521,255	—	113,521,255
U.S. government & agency obligations	—	55,666,965	—	55,666,965
U.S. treasury inflation protected securities	—	2,274,949	—	2,274,949
Preferred stocks	$61,741	—	—	61,741
Purchased options	327,339	14,951	—	342,290

Total investments	$389,080	$359,081,193	—	$359,470,273

Other financial instruments:
Futures contracts	$7,908,433	—	—	$7,908,433
Forward foreign currency contracts	—	$4,896,569	—	4,896,569
Centrally cleared interest rate swaps	—	1,710,399	—	1,710,399

Total other financial instruments	$7,908,433	$6,606,968	—	$14,515,401

Total	$8,297,513	$365,688,161	—	$373,985,674

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$4,220,701	—	—	$4,220,701
Futures contracts	18,774,021	—	—	18,774,021
Forward foreign currency contracts	—	$726,856	—	726,856
Centrally cleared credit default swaps on credit indices - sell protection	—	82,617	—	82,617
Centrally cleared interest rate swaps	—	246,646	—	246,646

Total	$22,994,722	$1,056,119	$—	$24,050,841

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,725,938
Gross unrealized depreciation	(18,744,865)

Net unrealized depreciation	$(5,018,927)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended January 31, 2015, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of October 31, 2014	17,173,788	$2,158,710
Options written	11,627	6,264,643
Options closed	(3,111,269)	(692,332)
Options exercised	(2,852)	(1,602,048)
Options expired	(14,066,676)	(3,295,387)

Written options, outstanding as of January 31, 2015	4,618	$2,833,586

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Euribor	11	3/15	$3,102,562	$3,105,479	$2,917
90-Day Eurodollar	350	3/15	87,251,513	87,263,750	12,237
90-Day Eurodollar	174	12/15	43,064,991	43,210,725	145,734
90-Day Eurodollar	407	3/16	100,460,673	100,895,300	434,627
90-Day Eurodollar	1,715	6/16	422,147,949	424,376,750	2,228,801
90-Day Eurodollar	97	12/16	23,772,590	23,923,838	151,248
90-Day Eurodollar	105	3/17	25,710,079	25,864,125	154,046
Australian Dollar	89	3/15	7,345,049	6,908,180	(436,869)
Canadian Dollar	130	3/15	11,239,683	10,245,300	(994,383)
U.S. Treasury 5-Year Notes	1,194	3/15	142,017,521	144,884,438	2,866,917

					4,565,275

Contracts to Sell:
Swiss Franc	16	3/15	2,294,774	2,185,600	109,174
Euro BTP	33	3/15	5,060,201	5,153,104	(92,903)
Euro-Bund	272	3/15	47,637,059	48,990,097	(1,353,038)
Euro-OAT	7	3/15	1,161,536	1,186,104	(24,568)
Japanese 10-Year Bond	68	3/15	85,120,886	85,777,399	(656,513)
Eurodollar	164	3/15	24,938,773	23,156,800	1,781,973
Japanese Yen	379	3/15	39,948,143	40,335,075	(386,932)
U.S. Treasury 10-Year Notes	2,160	3/15	275,769,058	282,690,000	(6,920,942)
U.S. Treasury Long-Term Bonds	1,618	3/15	237,084,835	244,773,063	(7,688,228)
U.S. Treasury Ultra Long-Term Bonds	55	3/15	9,862,321	9,841,562	20,759
United Kingdom Long Gilt Bonds	20	3/15	3,511,817	3,731,462	(219,645)

					(15,430,863)

Net unrealized depreciation on open futures contracts					$(10,865,588)

At January 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	419,299	BRL	1,116,300	Bank of America N.A.	2/3/15	$3,274
BRL	1,116,300	USD	452,401	Bank of America N.A.	2/3/15	(36,376)
USD	980,731	BRL	2,611,000	Deutsche Bank AG	2/3/15	7,657
BRL	2,611,000	USD	1,058,370	Deutsche Bank AG	2/3/15	(85,297)
BRL	2,446,414	USD	973,000	Barclays Bank PLC	2/4/15	(61,519)
USD	6,071,210	EUR	4,864,752	Bank of America N.A.	2/13/15	573,556
USD	626,318	EUR	500,000	Bank of America N.A.	2/13/15	61,268
USD	2,470,275	EUR	1,998,695	Bank of America N.A.	2/13/15	211,551
USD	495,809	EUR	400,001	Bank of America N.A.	2/13/15	43,768
USD	2,194,808	EUR	1,851,170	Bank of America N.A.	2/13/15	102,802
USD	3,726,792	EUR	3,169,300	Bank of America N.A.	2/13/15	145,167
USD	6,769,076	JPY	775,770,000	Bank of America N.A.	2/13/15	162,152
USD	228,008	JPY	27,000,000	Bank of America N.A.	2/13/15	(1,940)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,365	JPY	10,000,000	Bank of America N.A.	2/13/15	$(801)
USD	3,464,802	PLN	12,970,000	Bank of America N.A.	2/13/15	(35,617)
EUR	1,000,320	USD	1,235,455	Bank of America N.A.	2/13/15	(104,994)
PLN	16,190,604	USD	4,356,412	Bank of America N.A.	2/13/15	13,202
USD	21,249,470	EUR	16,977,858	Citibank, N.A.	2/13/15	2,062,798
USD	265,095	EUR	213,001	Citibank, N.A.	2/13/15	24,382
USD	277,822	EUR	226,003	Citibank, N.A.	2/13/15	22,416
USD	644,344	EUR	530,001	Citibank, N.A.	2/13/15	45,391
USD	855,020	EUR	715,001	Citibank, N.A.	2/13/15	46,998
USD	637,274	GBP	400,000	Citibank, N.A.	2/13/15	34,833
USD	156,579	GBP	100,000	Citibank, N.A.	2/13/15	5,968
USD	176,408	JPY	20,000,000	Citibank, N.A.	2/13/15	6,076
USD	649,614	JPY	74,354,198	Citibank, N.A.	2/13/15	16,369
USD	222,280	JPY	26,685,677	Citibank, N.A.	2/13/15	(4,991)
USD	680,748	JPY	80,117,594	Citibank, N.A.	2/13/15	(1,582)
USD	385,460	JPY	45,533,006	Citibank, N.A.	2/13/15	(2,327)
USD	292,739	MXN	4,001,599	Citibank, N.A.	2/13/15	25,943
EUR	5,481,211	USD	6,210,776	Citibank, N.A.	2/13/15	(16,462)
USD	5,150,000	MXN	72,728,300	Deutsche Bank AG	3/4/15	307,322
MXN	32,637,109	USD	2,258,772	Deutsche Bank AG	3/4/15	(85,601)
MXN	27,516,000	USD	1,883,045	Deutsche Bank AG	3/4/15	(50,868)
USD	558,720	MXN	8,312,357	Barclays Bank PLC	3/17/15	5,667
USD	2,353,780	MXN	34,459,810	Citibank, N.A.	3/23/15	61,862
USD	1,971,623	BRL	5,350,000	Bank of America N.A.	4/16/15	17,647
USD	1,876,514	BRL	5,148,405	Bank of America N.A.	4/16/15	(3,833)
USD	3,925,346	CNY	24,530,000	Bank of America N.A.	4/16/15	30,830
USD	842,424	EUR	714,000	Bank of America N.A.	4/16/15	35,083
USD	1,939,249	KRW	2,108,449,000	Bank of America N.A.	4/16/15	16,738
USD	1,926,738	KRW	2,094,750,000	Bank of America N.A.	4/16/15	16,718
USD	22,392	MXN	336,587	Bank of America N.A.	4/16/15	38
USD	1,916,605	MXN	28,266,090	Bank of America N.A.	4/16/15	39,317
USD	2,066,920	MXN	30,271,284	Bank of America N.A.	4/16/15	56,457
USD	643,224	PLN	2,346,094	Bank of America N.A.	4/16/15	11,496
BRL	7,965,000	USD	2,933,486	Bank of America N.A.	4/16/15	(24,435)
COP	3,884,400,000	USD	1,577,421	Bank of America N.A.	4/16/15	3,921
INR	188,680,000	USD	2,995,396	Bank of America N.A.	4/16/15	5,257
JPY	96,096,831	USD	824,512	Bank of America N.A.	4/16/15	(5,467)
MYR	13,480,000	USD	3,715,034	Bank of America N.A.	4/16/15	(21,593)
USD	1,409,832	ZAR	16,390,000	Bank of America N.A.	4/16/15	18,262
USD	12,161,619	BRL	33,290,000	Barclays Bank PLC	4/16/15	3,141
USD	1,568,694	COP	3,884,400,000	Barclays Bank PLC	4/16/15	(12,649)
USD	2,301,332	EUR	1,950,000	Barclays Bank PLC	4/16/15	96,409
USD	4,445,588	JPY	518,120,000	Barclays Bank PLC	4/16/15	29,588
USD	122,803	KRW	133,610,000	Barclays Bank PLC	4/16/15	976
USD	6,585,915	MXN	96,696,376	Barclays Bank PLC	4/16/15	163,840
USD	4,115,420	PLN	15,025,399	Barclays Bank PLC	4/16/15	69,566
USD	795,281	RUB	55,956,000	Barclays Bank PLC	4/16/15	11,105
USD	1,679,258	RUB	118,152,600	Barclays Bank PLC	4/16/15	23,448
CNY	12,930,060	USD	2,069,538	Barclays Bank PLC	4/16/15	(16,691)
INR	682,220,000	USD	10,818,929	Barclays Bank PLC	4/16/15	30,688
RUB	89,780,000	USD	1,276,009	Barclays Bank PLC	4/16/15	(17,818)
USD	3,238,695	ZAR	37,765,773	Barclays Bank PLC	4/16/15	32,246
USD	2,560,041	CNY	16,000,000	Citibank, N.A.	4/16/15	19,794
USD	541,787	MXN	7,933,660	Citibank, N.A.	4/16/15	14,874
USD	646,404	PLN	2,350,000	Citibank, N.A.	4/16/15	13,625
BRL	7,965,116	USD	2,911,227	Citibank, N.A.	4/16/15	(2,134)
CNY	25,910,000	USD	4,148,321	Citibank, N.A.	4/16/15	(34,708)
INR	342,042,720	USD	5,428,388	Citibank, N.A.	4/16/15	11,254
KRW	290,960,000	USD	267,095	Citibank, N.A.	4/16/15	(1,794)
MYR	13,790,000	USD	3,823,652	Citibank, N.A.	4/16/15	(45,273)
ZAR	6,328,202	USD	545,699	Citibank, N.A.	4/16/15	(8,412)
MXN	30,354,594	USD	2,059,670	JPMorgan Chase Bank N.A.	4/16/15	(43,674)
USD	3,117,288	RUB	214,524,000	Bank of America N.A.	4/27/15	125,903
USD	400,079	BRL	1,076,893	Citibank, N.A.	4/27/15	7,926

Total						$4,169,713

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

BRL	— Brazilian Real
CNY	— Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Rouble
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citigroup Global Markets (Markit CDX.NA.HY.23 Index)	$31,640,000	12/20/19	5.000% quarterly	$1,773,618	$1,810,678	$(37,060)
Citigroup Global Markets (Markit CDX.NA.IG.23 Index)	59,620,000	12/20/19	1.000% quarterly	845,162	890,719	(45,557)

Total	$91,260,000			$2,618,780	$2,701,397	$(82,617)

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc.	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR	—	$(246,646)
Barclays Capital Inc.	3,750,000		11/15/43	2.224% 1 Time	3-Month LIBOR	$(2,592,455)	1,710,399
Greenwich	6,076,000		5/15/30	2.110% semi-annually	3-Month LIBOR	(60,932)	—

Total						$(2,653,387)	$1,463,753

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015